Leasing Arrangements – Lessee (Tables)	12 Months Ended
Dec. 31, 2024
Leasing Arrangements – Lessee [Abstract]
Schedule of Right-of-Use Assets and the Amortization Charge

The carrying amount of right-of-use assets and the amortization charge are as follows:

	Carrying amount
	December 31, 2024	December 31, 2023
Buildings (Office and warehouse)	$505,345	$47,992
Transportation equipment (Business vehicles)	-	5,044
	$505,345	$53,036

	Depreciation charge
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Buildings (Office and warehouse)	$161,794	$9,314	$12,774
Transportation equipment (Business vehicles)	4,712	6,623	27,640
	$166,506	$15,937	$40,414

Schedule of Information on Profit and Loss Accounts Relating to Lease Contracts	The information on profit and loss accounts relating to lease contracts is as follows:
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Items affecting profit or loss
Interest expense on lease liabilities	$19,501	$346	$1,219
Expense on short-term lease contracts	270,579	171,999	13,602
Expense on leases of low-value assets	5,324	6,661	19,227
Loss on lease modification	-	-	48,448